John Hancock
Premium Dividend Fund
Quarterly portfolio holdings 7/31/2021

Fund’s investments
As of 7-31-21 (unaudited)
	Shares	Value
Common stocks 61.4% (40.9% of Total investments)		$444,474,113
(Cost $350,751,662)
Communication services 3.4%		24,760,250
Diversified telecommunication services 3.4%
AT&T, Inc. (A)(B)	485,000	13,604,250
Verizon Communications, Inc.	200,000	11,156,000
Consumer staples 1.3%		9,208,280
Tobacco 1.3%
Philip Morris International, Inc.	92,000	9,208,280
Energy 10.9%		79,061,278
Oil, gas and consumable fuels 10.9%
BP PLC, ADR	705,950	17,069,871
Enbridge, Inc. (A)(B)	281,200	11,065,220
Kinder Morgan, Inc. (B)	969,001	16,841,237
ONEOK, Inc.	210,000	10,913,700
The Williams Companies, Inc. (A)(B)	925,000	23,171,250
Financials 3.6%		26,266,350
Banks 1.4%
PacWest Bancorp (A)(B)	255,000	10,154,100
Capital markets 2.2%
Ares Management Corp., Class A (A)(B)	225,000	16,112,250
Utilities 42.2%		305,177,955
Electric utilities 21.2%
Alliant Energy Corp. (B)	299,000	17,500,470
American Electric Power Company, Inc. (A)(B)	150,000	13,218,000
Duke Energy Corp. (A)(B)	220,000	23,124,200
Entergy Corp. (A)(B)	60,000	6,175,200
Eversource Energy (A)(B)	199,033	17,170,577
Exelon Corp. (B)	160,000	7,488,000
FirstEnergy Corp. (A)(B)	435,000	16,669,200
OGE Energy Corp. (A)(B)	530,000	17,887,500
Pinnacle West Capital Corp.	50,000	4,177,500
PPL Corp. (A)(B)	660,000	18,724,200
Xcel Energy, Inc.	170,000	11,602,500
Gas utilities 3.3%
Spire, Inc. (A)(B)	160,000	11,352,000
UGI Corp. (A)(B)	265,000	12,187,350
Multi-utilities 17.7%
Algonquin Power & Utilities Corp.	210,000	11,039,700
Black Hills Corp. (A)(B)	200,000	13,530,000
Dominion Energy, Inc.	80,000	5,989,600
Dominion Energy, Inc.	314,850	31,399,988
DTE Energy Company (B)	125,000	14,665,000
National Grid PLC, ADR	164,166	10,559,157
NiSource, Inc. (B)	670,000	16,595,900
Public Service Enterprise Group, Inc.	235,000	14,624,050

Sempra Energy	72,697	9,497,863
2	JOHN HANCOCK PREMIUM DIVIDEND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value

Preferred securities 59.9% (39.9% of Total investments)		$433,698,629
(Cost $410,141,102)
Communication services 2.1%		15,411,900
Wireless telecommunication services 2.1%
Telephone & Data Systems, Inc., 5.875% (B)	100,000	2,574,000
Telephone & Data Systems, Inc., 6.625% (B)	285,000	8,042,700
U.S. Cellular Corp., 6.950% (B)	185,000	4,795,200
Consumer discretionary 1.2%		8,659,200
Internet and direct marketing retail 1.2%
QVC, Inc., 6.250% (B)	330,000	8,659,200
Consumer staples 2.9%		20,855,250
Food products 2.9%
Ocean Spray Cranberries, Inc., 6.250% (C)	224,250	20,855,250
Energy 0.8%		5,722,500
Oil, gas and consumable fuels 0.8%
Enbridge, Inc. (6.375% to 4-15-23, then 3 month LIBOR + 3.593%) (B)	210,000	5,722,500
Financials 15.0%		108,520,940
Banks 8.6%
Bank of America Corp., 7.250%	6,000	8,877,300
Citigroup, Inc. (7.125% to 9-30-23, then 3 month LIBOR + 4.040%)	240,650	6,812,802
First Republic Bank, 4.000% (B)	280,000	7,000,000
Fulton Financial Corp., 5.125% (B)	197,400	5,379,150
Synovus Financial Corp. (6.300% to 6-21-23, then 3 month LIBOR + 3.352%) (B)	188,000	5,025,240
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%) (B)	291,600	7,625,340
Wells Fargo & Company, 7.500%	14,000	21,175,140
Capital markets 3.4%
Brookfield Finance, Inc., 4.625%	170,000	4,365,600
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%) (B)	249,227	7,122,908
Morgan Stanley (7.125% to 10-15-23, then 3 month LIBOR + 4.320%) (B)	430,025	12,384,720
State Street Corp. (5.900% to 3-15-24, then 3 month LIBOR + 3.108%)	25,000	715,000
Insurance 3.0%
American Equity Investment Life Holding Company (6.625% to 9-1-25, then 5 Year CMT + 6.297%)	211,825	6,022,185
Athene Holding, Ltd., Series A (6.350% to 6-30-29, then 3 month LIBOR + 4.253%)	284,213	8,455,337
Brighthouse Financial, Inc., 6.600%	125,485	3,484,718
Prudential PLC, 6.750% (B)	150,000	4,075,500
Health care 0.7%		5,059,800
Health care equipment and supplies 0.7%
Becton, Dickinson and Company, 6.000%	90,000	5,059,800
Real estate 1.9%		13,589,905
Equity real estate investment trusts 1.9%
Diversified Healthcare Trust, 5.625%	554,690	13,589,905
Utilities 35.3%		255,879,134
Electric utilities 21.8%
American Electric Power Company, Inc., 6.125%	100,000	5,027,000
American Electric Power Company, Inc., 6.125%	253,335	13,444,488
Duke Energy Corp., 5.125%	192,458	5,115,534
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREMIUM DIVIDEND FUND	3

	Shares	Value
Utilities (continued)
Electric utilities (continued)
Duke Energy Corp., 5.750% (B)	160,000	$4,552,000
Interstate Power & Light Company, 5.100% (B)	1,154,700	29,976,012
NextEra Energy, Inc., 5.279%	175,000	8,984,500
NextEra Energy, Inc., 6.219%	590,000	30,615,100
NSTAR Electric Company, 4.250% (B)	13,347	1,350,316
NSTAR Electric Company, 4.780% (B)	100,000	10,350,000
PG&E Corp., 5.500%	80,000	7,233,600
SCE Trust II, 5.100% (B)	603,350	15,125,985
The Southern Company, 6.750%	485,000	25,147,250
Union Electric Company, 3.700% (B)	12,262	1,164,890
Gas utilities 2.6%
South Jersey Industries, Inc., 8.750%	180,000	9,811,800
Spire, Inc., 5.900% (B)	183,775	5,173,266
Spire, Inc., 7.500%	77,057	4,121,779
Multi-utilities 10.9%
Algonquin Power & Utilities Corp. (6.200% to 7-1-24, then 3 month LIBOR + 4.010%)	300,000	8,391,000
CenterPoint Energy, Inc., 7.000%	406,800	19,156,212
DTE Energy Company, 6.250%	347,000	17,801,100
Integrys Holding, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%) (B)	352,044	9,227,073
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%) (B)	250,000	7,085,000
NiSource, Inc., 7.750%	149,635	15,771,529
Sempra Energy, 5.750% (B)	45,000	1,253,700

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 26.2% (17.4% of Total investments)				$189,851,431
(Cost $175,056,094)
Consumer discretionary 2.6%				18,587,797
Automobiles 2.6%
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (D)	5.700	09-30-30	9,250,000	10,557,118
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (A)(B)(D)	6.500	09-30-28	7,046,000	8,030,679
Energy 1.5%				11,133,030
Oil, gas and consumable fuels 1.5%
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	10,000,000	11,133,030
Financials 19.7%				142,377,470
Banks 12.6%
Bank of America Corp. (5.875% to 3-15-28, then 3 month LIBOR + 2.931%) (B)(D)	5.875	03-15-28	4,500,000	5,169,375
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) (D)	7.375	08-19-25	14,400,000	16,850,448
Citizens Financial Group, Inc. (6.000% to 7-6-23, then 3 month LIBOR + 3.003%) (D)	6.000	07-06-23	18,000,000	18,792,000
Citizens Financial Group, Inc. (6.375% to 4-6-24, then 3 month LIBOR + 3.157%) (D)	6.375	04-06-24	2,500,000	2,662,500
Comerica, Inc. (5.625% to 7-1-25, then 5 Year CMT + 5.291%) (A)(B)(D)	5.625	07-01-25	4,000,000	4,450,000
HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year ICE Swap Rate + 3.606%) (A)(B)(D)	6.500	03-23-28	10,000,000	11,400,000
Huntington Bancshares, Inc. (5.625% to 7-15-30, then 10 Year CMT + 4.945%) (A)(B)(D)	5.625	07-15-30	4,000,000	4,680,000
Huntington Bancshares, Inc. (5.700% to 4-15-23, then 3 month LIBOR + 2.880%) (A)(B)(D)	5.700	04-15-23	3,000,000	3,120,985
4	JOHN HANCOCK PREMIUM DIVIDEND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (B)(D)	6.750	02-01-24	7,334,000	$8,099,670
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (D)	7.500	06-27-24	9,750,000	11,002,388
SVB Financial Group (4.100% to 2-15-31, then 10 Year CMT + 3.064%) (A)(B)(D)	4.100	02-15-31	2,320,000	2,374,520
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (A)(B)(D)	5.900	06-15-24	2,000,000	2,155,960
Capital markets 1.7%
The Charles Schwab Corp. (4.000% to 6-1-26, then 5 Year CMT + 3.168%) (A)(B)(D)	4.000	06-01-26	6,000,000	6,262,500
The Charles Schwab Corp. (5.375% to 6-1-25, then 5 Year CMT + 4.971%) (D)	5.375	06-01-25	5,300,000	5,918,510
Consumer finance 1.6%
American Express Company (3.550% to 9-15-26, then 5 Year CMT + 2.854%) (D)	3.550	09-15-26	5,500,000	5,527,500
Discover Financial Services (6.125% to 6-23-25, then 5 Year CMT + 5.783%) (D)	6.125	06-23-25	5,500,000	6,194,681
Insurance 3.8%
Markel Corp. (6.000% to 6-1-25, then 5 Year CMT + 5.662%) (D)	6.000	06-01-25	5,500,000	6,098,070
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (C)(D)	6.500	11-13-26	10,000,000	9,925,000
SBL Holdings, Inc. (7.000% to 5-13-25, then 5 Year CMT + 5.580%) (C)(D)	7.000	05-13-25	11,549,000	11,693,363
Utilities 2.4%				17,753,134
Electric utilities 0.2%
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (A)(B)(D)	6.250	02-01-22	1,750,000	1,779,534
Multi-utilities 2.2%
CenterPoint Energy, Inc. (6.125% to 9-1-23, then 3 month LIBOR + 3.270%) (D)	6.125	09-01-23	9,000,000	9,517,500
CMS Energy Corp. (4.750% to 3-1-30, then 5 Year CMT + 4.116%)	4.750	06-01-50	5,750,000	6,456,100

	Par value^	Value
Short-term investments 2.7% (1.8% of Total investments)		$19,221,000
(Cost $19,221,000)
Repurchase agreement 2.7%		19,221,000
Repurchase Agreement with State Street Corp. dated 7-30-21 at 0.000% to be repurchased at $19,221,000 on 8-2-21, collateralized by $19,118,900 U.S. Treasury Notes, 1.375% due 2-15-23 (valued at $19,605,424)	19,221,000	19,221,000
Total investments (Cost $955,169,858) 150.2%		$1,087,245,173
Other assets and liabilities, net (50.2%)		(363,582,083)
Total net assets 100.0%		$723,663,090

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
(A)	All or a portion of this security is on loan as of 7-31-21, and is a component of the fund’s leverage under the Liquidity Agreement.
(B)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 7-31-21 was $486,770,113. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $235,496,725.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREMIUM DIVIDEND FUND	5

The fund had the following country composition as a percentage of total investments on 7-31-21:
United States	88.0%
United Kingdom	5.0%
Canada	4.7%
France	1.5%
Other countries	0.8%
TOTAL	100.0%
6	JOHN HANCOCK PREMIUM DIVIDEND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	860	Short	Sep 2021	$(113,283,311)	$(115,629,688)	$(2,346,377)
						$(2,346,377)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	96,000,000	USD	Fixed 2.136%	USD 3 month LIBOR BBA(a)	Semi Annual	Quarterly	Oct 2022	—	$(2,833,896)	$(2,833,896)
								—	$(2,833,896)	$(2,833,896)

(a)	At 7-31-21, the 3 month LIBOR was 0.118%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
BBA	The British Banker’s Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREMIUM DIVIDEND FUND	7

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2021, by major security category or type:
	Total value at 7-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks	$444,474,113	$444,474,113	—	—
Preferred securities
Communication services	15,411,900	15,411,900	—	—
Consumer discretionary	8,659,200	8,659,200	—	—
Consumer staples	20,855,250	—	$20,855,250	—
Energy	5,722,500	5,722,500	—	—
Financials	108,520,940	108,520,940	—	—
Health care	5,059,800	5,059,800	—	—
Real estate	13,589,905	13,589,905	—	—
Utilities	255,879,134	245,487,171	10,391,963	—
Corporate bonds	189,851,431	—	189,851,431	—
Short-term investments	19,221,000	—	19,221,000	—
Total investments in securities	$1,087,245,173	$846,925,529	$240,319,644	—
Derivatives:
Liabilities
Futures	$(2,346,377)	$(2,346,377)	—	—
Swap contracts	(2,833,896)	—	$(2,833,896)	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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